Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Revenues
Oil and gas sales		$ 100,220	$ 665,623
Royalty income		15,813	23,204
Total revenues		116,033	688,827
Operating expenses
Lease operating expense		196,428	879,471
General and administrative		2,718,975	3,536,118
Depletion and depreciation		82,215	154,834
Accretion on asset retirement obligations		36,792	31,976
Loss on settlement of asset retirement obligations			66,067
Loss on settlement of lease liability		38,825
Write-off of property and equipment		62,046
Total operating expenses		(3,135,281)	(4,668,466)
Loss from operations		(3,019,248)	(3,979,639)
Other income (expense)
Interest income			108
Other income		8,000	24,000
Foreign exchange gain (loss)		133	(3,671)
Change in fair value of warrant liability			22,570
Gain on settlement of warrant liability			930
Interest and debt expense		(483,110)	(4,259)
Loss on debt extinguishment		(495,051)
Total other income (expense)		(970,028)	39,678
Net loss and comprehensive loss		(3,989,276)	(3,939,961)
Deemed dividend arising from warrant modification			(543,234)
Net loss attributable to common stockholders		$ (3,989,276)	$ (4,483,195)
Basic loss and comprehensive loss per common share		$ (7.23)	$ (8.81)
Diluted loss and comprehensive loss per common share		$ (7.23)	$ (8.81)
Weighted average number of common shares outstanding - Basic	[1]	551,503	508,813
Weighted average number of common shares outstanding - Diluted	[1]	551,503	508,813

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.